Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are based on information provided to Plan management by the Trustee.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The investments of the Plan are reported at fair value. The net appreciation or depreciation in the fair value of investments includes realized gains and losses on investments sold during the year, in addition to unrealized changes in the fair value of investments. Purchases and sales of securities are recorded on a trade-date basis, interest income is recorded on an accrual basis and dividends are recorded on the ex-dividend date. Management fees and operating expenses charged to the Plan for investments in registered investment companies are deducted from income earned on a daily basis and are not separately reflected. Consequently, management fees and operating expenses are reflected as a reduction of the investment return for such investments.

Contributions
Contributions
Contributions from Plan participants and the related matching contributions from the Company are recorded in the year in which the employee contributions are withheld from employee compensation.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. Loans in default are deemed distributions from the Plan to the participant.
Payment of Benefits	Payment of Benefits Benefits are recorded when paid.